INTANGIBLE ASSETS—NET - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 28.3	$ 28.0